RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding direct financing lease balances (see Note 8: Investments in direct financing and sales-type leases).

(in thousands of $)	June 30, 2019	December 31, 2018
Amounts due from:
Frontline Shipping	242	1,225
Frontline	9,332	8,430
SFL Linus	4,670	21,718
SFL Hercules	1,672	10,125
Seadrill	52	223
Other related parties	2	50
Total amount due from related parties	15,970	41,771
Loans to related parties - associated companies, long-term
SFL Deepwater	111,660	109,144
SFL Hercules	80,000	80,000
SFL Linus	121,000	121,000
Total loans to related parties - associated companies, long-term	312,660	310,144
Long-term receivables from related parties
Frontline	10,183	11,170
Frontline Shipping	4,446	4,446
Total long-term receivables from related parties	14,629	15,616
Amounts due to:
Frontline Shipping	287	1,125
Frontline	64	125
Golden Ocean	—	91
Seatankers	458	—
Other related parties	7	8
Total amount due to related parties	816	1,349

Summary of leasing revenues earned from related parties
A summary of leasing revenues and repayments from Frontline Shipping and Golden Ocean is as follows:

	Six months ended		Year ended
(in thousands of $)	June 30, 2019	June 30, 2018	December 31, 2018
Operating lease income	25,752	26,498	53,258
Direct financing lease interest income	1,932	5,986	9,623
Finance lease service revenue	4,887	13,428	22,095
Direct financing lease repayments	3,981	10,247	16,802
Profit share	1,547	—	1,779
In addition to leasing revenues and repayments, the Company incurred the following fees with related parties:

	Six months ended		Year ended
(in thousands of $)	June 30, 2019	June 30, 2018	December 31, 2018
Frontline:
Vessel Management Fees	5,873	14,351	24,033
Commissions and Brokerage	167	132	287
Administration Services Fees	162	161	323
Golden Ocean:
Vessel Management Fees	10,136	10,136	20,440
Operating Management Fees	443	360	793
Seatankers:
Administration Services Fees	458	145	290
Office Facilities:
Seatankers Management Norway AS	52	55	108
Frontline Management AS	102	73	185
Frontline Corporate Services Ltd	120	61	166